COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
2019	$ 492,937
2020	645,248
2021	173,545
2022	116,392
2023	$ 67,895
Sunnyvale, California [Member]
2019		$ 328,631
2020		342,924
2021		57,154
Sichuan Province, China [Member]
2019		110,849
2020		114,544
2021		116,392
2022		116,392
2023		$ 48,497